Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for trade receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Gross amount	€ 3,475	€ 5,173
ECL allowance	(482)	(250)
Carrying amount	2,993	4,923
Current and less than 90 days past due
Disclosure of credit risk exposure [line items]
Gross amount	2,882	4,687
ECL allowance	(80)	(12)
Carrying amount	2,802	4,675
90 days or more past due
Disclosure of credit risk exposure [line items]
Gross amount	593	486
ECL allowance	(402)	(238)
Carrying amount	€ 191	€ 248